Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]	RevenuesRevenue Analysis by Activity

	Year ended December 31,
$000s	2021	2020	2019
Seajacks business:*
Time charter revenue	$20,724	$—	$—
Service revenue	1,486	—	—
Project revenue	18,254	—	—
Construction supervision revenue	1,439	—	—
Total Seajacks revenue	41,903	—	—
Dry bulk business (sold) **	102,130	163,732	224,579
Total revenues	$144,033	$163,732	$224,579

*post-acquisition
** business exit completed by July 2021

Service revenue relates to catering and other similar costs incurred and recharged to the charterers and provision of vessel management services as part of the time charter arrangement. Project revenue relates to construction contract revenue.

Disaggregation of Seajacks Revenue

The following table disaggregates our revenue geographically, as we believe it best depicts how the nature, amount, timing and uncertainty of our revenue and cash flows are affected by economic factors. Revenue attribution is determined by location of project.

$000s	Year ended December 31,
Geographical analysis:	2021*
Asia:
Japan	18,979
China	16,050
Total Asia	35,029
Europe:
Netherlands	5,479
Total Europe	5,479
USA	1,395
Total Seajacks Revenue	$41,903

*post-acquisition

During 2021, revenue recorded from three major customers contributing more than 10% revenue each were ($000s): $18,979, $16,050 and $5,479.

Contract Assets and Liabilities

Contract assets include unbilled amounts when revenue recognized exceeds the amount billed to the customer under contracts where revenue is recognized over-time. There were no contract assets at December 31, 2021.

Contract liabilities consist of advance payments, billings in excess of revenue recognized and deferred revenue. All contract liabilities are expected to be realized within 12 months.